Statements of Net Assets Available for Benefits - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Assets:
Cash, non-interest bearing	$ 9,057	$ 130
Investments, at fair value	26,554,054	23,207,786
Receivables:
Participant contributions	189,230	146,699
Employer contributions	58,682	54,967
Notes receivable from participants	1,577,035	1,483,756
Accrued interest and dividends	3,561	5,445
Total receivables	1,828,508	1,690,867
Total assets	28,391,619	24,898,783
Net assets available for benefits	$ 28,391,619	$ 24,898,783